SEGMENT REPORTING - Segment Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	SFr 3,018.0	SFr 3,035.2	SFr 3,035.2
Direct costs	(830.1)	(834.6)	(819.6)
Indirect costs	(966.4)	(961.1)	(947.1)
Lease expense	(199.4)	(195.9)	(210.7)
Adj. EBITDA after lease expense (EBITDAaL)	1,022.1	1,043.6	1,057.8
Depreciation and amortization	(917.9)	(992.1)	(1,028.8)
Share-based compensation, restructuring & other	(69.0)	(108.6)	(179.7)
Finance income/(expense)	(413.8)	(315.0)	184.0
Income tax benefit	16.7	59.9	50.7
Net income (loss)	(361.9)	(312.2)	84.0
Residential customers
Disclosure of operating segments [line items]
Revenue	2,173.1	2,247.1	2,275.5
Direct costs	(515.2)	(537.6)	(538.4)
Indirect costs	(401.5)	(417.5)	(417.8)
Lease expense	(52.0)	(51.0)	(39.9)
Adj. EBITDA after lease expense (EBITDAaL)	1,204.4	1,241.0	1,279.4
Business customers & Wholesale
Disclosure of operating segments [line items]
Revenue	830.3	776.6	752.3
Direct costs	(299.5)	(271.0)	(267.7)
Indirect costs	(115.8)	(115.4)	(111.7)
Lease expense	(13.5)	(11.2)	(10.4)
Adj. EBITDA after lease expense (EBITDAaL)	401.5	379.0	362.5
Infrastructure & Support functions
Disclosure of operating segments [line items]
Revenue	14.6	11.5	7.4
Direct costs	(15.4)	(26.0)	(13.5)
Indirect costs	(449.1)	(428.2)	(417.6)
Lease expense	(133.9)	(133.7)	(160.4)
Adj. EBITDA after lease expense (EBITDAaL)	SFr (583.8)	SFr (576.4)	SFr (584.1)